Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 3	¥ 5,014	¥ 87,603